Financial instruments - Summary of variable interest rate balances (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial instruments by type of interest rate [line items]
Cash at bank and in hand	$ 2,956	$ 8,455
Short term deposits	3,000	6,000
Interest rate risk [member] | Variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Cash at bank and in hand	2,956	8,455
Short term deposits	3,000	6,000
Net exposure to cash flow interest rate risk	$ 5,956	$ 14,455
Interest rate risk [member] | Variable interest rate [member] | Weighted average [member] | Cash at bank and in hand [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.04%	0.10%
Interest rate risk [member] | Variable interest rate [member] | Weighted average [member] | Short term deposits [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	2.35%	2.40%